Shareholder Fees - Disciplined Value Series	Mar. 01, 2021 USD ($)
CLASS I
Shareholder Fees:
Shareholder Fee, Other	none
CLASS S
Shareholder Fees:
Shareholder Fee, Other	none
CLASS Z
Shareholder Fees:
Shareholder Fee, Other	none
CLASS W
Shareholder Fees:
Shareholder Fee, Other	none